Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2001	Dec. 31, 2001	Dec. 31, 2013	Dec. 31, 1991
Related Party Transaction [Line Items]
Capital lease obligations	$ 98,600,000
Amount received from related party	59,542,000	28,677,000	0
Property [Member]
Related Party Transaction [Line Items]
Capital lease obligations							900,000
Capital Lease Obligation Addition [Member]
Related Party Transaction [Line Items]
Capital lease obligations							1,300,000
Second Aircraft [Member]
Related Party Transaction [Line Items]
Termination period on lease				12 months
Monthly lease payment				132,000
Capital lease deposit					1,500,000
Deposit termination period					6 months
ACS [Member]
Related Party Transaction [Line Items]
Payments to related party	62,900,000					25,100,000
Amount received from related party	50,900,000					23,900,000
Receivables	27,900,000
Payables	$ 7,400,000